Commercial Assets Held for Sale (Tables)	12 Months Ended
Dec. 31, 2013
Text Block [Abstract]
Schedule of Assets Held for Sale

Assets classified as held for sale consisted of the following:

	December 31
	2013	2012
Assets
Commercial properties	$47,144	$—
Accounts receivable and other assets	589	—

Assets held for sale	$47,733	$—